Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Registrant Name	PAYSAFE LIMITED
Entity Central Index Key	0001833835
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	723,715,147
Entity Shell Company	false
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-40302
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	25 Canada Square
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP
Contact Personnel Name	Paysafe Limited
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	E14 5LQ
Auditor Name	Deloitte US
Auditor Location	Houston, Texas
Auditor Firm ID	34
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares
Trading Symbol	PSFE
Security Exchange Name	NYSE
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants
Entity Common Stock, Shares Outstanding	53,900,925
Trading Symbol	PSFE.WS
Security Exchange Name	NYSE
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	25 Canada Squar
Entity Address, Address Line Two	27th Floor
Entity Address, City or Town	London
Entity Address, Country	GB
Contact Personnel Name	Elliott Wiseman
Entity Address, City or Town	London
Entity Address, Country	GB
Entity Address, Postal Zip Code	E14 5LQ
City Area Code	0
Country Region	44
Local Phone Number	207 608 8460